FINANCING LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Financing Leases
FINANCING LEASES

NOTE 8 — FINANCING LEASES

On February 8, 2023, the Company entered into an equipment financing agreement with Utica Leaseco, LLC (“Utica”), pursuant to a Master Lease Agreement, (“Master Lease Agreement”), between Utica, as lessor, and the Company as the lessee (collectively, the “Lessee”). Under the Master Lease Agreement, Utica loaned an aggregate of $1,800,000 for certain of the Company’s equipment listed therein (the “Equipment”), which it leases to the Lessee. The initial term of the Master Lease Agreement was for 51 months. Under the Master Lease Agreement, the Lessee agreed to pay an initial monthly rent of $50,040. The Lessor will have the option to charge Lessee a surcharge of 1% of the monthly payment amount per month for every 0.25% that the prime rate of Renasant Bank exceeds 5.5%.

On August 31, 2023, the parties entered into a second equipment schedule to the Master Lease Agreement, pursuant to which Utica loaned an aggregate of $1,500,000 for certain equipment listed therein. The term of the second equipment schedule is 48 months and agreed monthly payments are $44,250. The Lessor will have the option to charge Lessee a surcharge of 1% of the monthly payment amount per month for every 0.25% that the prime rate of Renasant Bank exceeds 8.25%.

If any rent is not received by Utica within five (5) calendar days of the due date, the Lessee shall pay a late charge equal to ten (10%) percent of the amount. In addition, in the event that any payment is not processed or is returned on the basis of insufficient funds, upon demand, the Lessee shall pay Utica a charge equal to five percent (5%) of the amount of such payment. The Lessee is also required to pay an annual administration fee of $5,000 for each agreement.

Upon the expiration of the term of the Master Lease Agreement, the Lessee is required to pay, together with all other amounts then due and payable under the Master Lease Agreement, in cash, an end of term buyout price equal to the lesser of: (a) $90,000 for the initial lease and $75,000 for the second lease (five percent (5%) of the Total Invoice Cost (as defined in the Master Lease Agreement)).

Provided that no default under the Master Lease Agreement has occurred and is continuing beyond any applicable grace or cure period, the Lessee has an early buy-out option with respect to all but not less than all of the Equipment, upon the payment of any outstanding rental payments or other fees then due, plus an additional amount set forth in the Master Lease Agreement, which represents the anticipated fair market value of the Equipment as of the anticipated end date of the Master Lease Agreement. In addition, the Lessee shall pay Utica an administrative charge to be determined by Utica to cover its time and expenses incurred in connection with the exercise of the option to purchase, including, but not limited to, reasonable attorney fees and costs. Furthermore, upon the exercise by the Lessee of this option to purchase the Equipment, the Lessee shall pay all sales and transfer taxes and all fees payable to any governmental authority as a result of the transfer of title of the Equipment to Lessee.

In connection with the Master Lease Agreement, the Lessee granted a security interest on all of its right, title and interest in and to: (i) the Equipment, together with all related software (embedded therein or otherwise) and general intangibles, all additions, attachments, accessories and accessions thereto whether or not furnished by the supplier; (ii) all accounts, chattel paper, deposit accounts, documents, other equipment, general intangibles, instruments, inventory, investment property, letter of credit rights and any supporting obligations related to any of the foregoing; (iii) all books and records pertaining to the foregoing; (iv) all property of such Lessee held by Utica, including all property of every description, in the custody of or in transit to Utica for any purpose, including safekeeping, collection or pledge, for the account of such Lessee or as to which such Lessee may have any right or power, including but not limited to cash; and (v) to the extent not otherwise included, all insurance, substitutions, replacements, exchanges, accessions, proceeds and products of the foregoing.

At June 30, 2026 and December 31, 2025, supplemental information related to the collateralized assets of the finance leases was as follows:

	June 30, 2026	December 31, 2025
Equipment	$9,000,000	$9,000,000
Accumulated depreciation	(2,990,323)	(2,540,323)
Net balance	$6,009,677	$6,459,677

The following table presents information about the amount and timing of the liability arising from the Company’s financing lease as of June 30, 2026:

Future Minimum Financing Lease Payments	Finance Lease Liability
2026 (remainder of year)	$472,103
2027	843,320
Total undiscounted financing lease payments	1,315,423
Unamortized debt discount	(48,723)
Financing lease liability - current portion	(1,037,003)
Present value of financing lease liability	$229,697
Weighted average remaining lease term	1.18 Years
Weighted average discount rate	22.6%

NOTE 9 — FINANCING LEASES

On February 8, 2023, the Company entered into an equipment financing agreement with Utica Leaseco, LLC (“Utica”), pursuant to a Master Lease Agreement, (“Master Lease Agreement”), between Utica, as lessor, and the Company as the lessee (collectively, the “Lessee”). Under the Master Lease Agreement, Utica loaned an aggregate of $1,800,000 for certain of the Company’s equipment listed therein (the “Equipment”), which it leases to the Lessee. The initial term of the Master Lease Agreement was for 51 months. Under the Master Lease Agreement, the Lessee agreed to pay an initial monthly rent of $50,040. The Lessor will have the option to charge Lessee a surcharge of 1% of the monthly payment amount per month for every 0.25% that the prime rate of Renasant Bank exceeds 5.5%.

On August 31, 2023, the parties entered into a second equipment schedule to the Master Lease Agreement, pursuant to which Utica loaned an aggregate of $1,500,000 for certain equipment listed therein. The term of the second equipment schedule is 48 months and agreed monthly payments are $44,250. The Lessor will have the option to charge Lessee a surcharge of 1% of the monthly payment amount per month for every 0.25% that the prime rate of Renasant Bank exceeds 8.25%.

If any rent is not received by Utica within five (5) calendar days of the due date, the Lessee shall pay a late charge equal to ten (10%) percent of the amount. In addition, in the event that any payment is not processed or is returned on the basis of insufficient funds, upon demand, the Lessee shall pay Utica a charge equal to five percent (5%) of the amount of such payment. The Lessee is also required to pay an annual administration fee of $5,000 for each agreement.

Upon the expiration of the term of the Master Lease Agreement, the Lessee is required to pay, together with all other amounts then due and payable under the Master Lease Agreement, in cash, an end of term buyout price equal to the lesser of: (a) $90,000 for the initial lease and $75,000 for the second lease (five percent (5%) of the Total Invoice Cost (as defined in the Master Lease Agreement)).

Provided that no default under the Master Lease Agreement has occurred and is continuing beyond any applicable grace or cure period, the Lessee has an early buy-out option with respect to all but not less than all of the Equipment, upon the payment of any outstanding rental payments or other fees then due, plus an additional amount set forth in the Master Lease Agreement, which represents the anticipated fair market value of the Equipment as of the anticipated end date of the Master Lease Agreement. In addition, the Lessee shall pay Utica an administrative charge to be determined by Utica to cover its time and expenses incurred in connection with the exercise of the option to purchase, including, but not limited to, reasonable attorney fees and costs. Furthermore, upon the exercise by the Lessee of this option to purchase the Equipment, the Lessee shall pay all sales and transfer taxes and all fees payable to any governmental authority as a result of the transfer of title of the Equipment to Lessee.

In connection with the Master Lease Agreement, the Lessee granted a security interest on all of its right, title and interest in and to: (i) the Equipment, together with all related software (embedded therein or otherwise) and general intangibles, all additions, attachments, accessories and accessions thereto whether or not furnished by the supplier; (ii) all accounts, chattel paper, deposit accounts, documents, other equipment, general intangibles, instruments, inventory, investment property, letter of credit rights and any supporting obligations related to any of the foregoing; (iii) all books and records pertaining to the foregoing; (iv) all property of such Lessee held by Utica, including all property of every description, in the custody of or in transit to Utica for any purpose, including safekeeping, collection or pledge, for the account of such Lessee or as to which such Lessee may have any right or power, including but not limited to cash; and (v) to the extent not otherwise included, all insurance, substitutions, replacements, exchanges, accessions, proceeds and products of the foregoing.

At December 31, 2025 and 2024, supplemental balance sheet information related to the collateralized assets of the finance leases was as follows:

	December 31, 2025	December 31, 2024
Equipment	$9,000,000	$9,000,000
Accumulated depreciation	(2,540,323)	(1,640,323)
	$6,459,677	$7,359,677

The following table presents information about the amount and timing of the liability arising from the Company’s financing lease as of December 31, 2025:

Future Minimum Financing Lease Payments	Financing Lease Liability
2026	$893,710
2027	843,321
Total undiscounted financing lease payments	1,737,031
Unamortized debt discount	(75,499)
Financing lease liability – current portion	(893,710)
Present value of financing lease liability	$767,822
Weighted average remaining lease term	1.7 years
Weighted average discount rate	22.7%